File No. 333-165716

As filed with the SEC on April 29, 2010
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.    3
Post-Effective Amendment No.  ___
(Check appropriate box or boxes)

CALIFORNIA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

415-398-2727
(Area Code and Telephone Number)
44 Montgomery Street
Suite 2100
San Francisco, California 94104
(Address of Principal Executive Offices)

Stephen C. Rogers
44 Montgomery Street
Suite 2100
San Francisco, California 94104
(Name and Address of Agent for Service)

Please Send Copies of Communications to:

Timothy Johnson, Esq.
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, PA 15222
412-288-1484

Acquisition of the assets of:

SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND
SM&R GOVERNMENT BOND FUND
SM&R MONEY MARKET FUND

each a series of
SM&R INVESTMENTS, INC.
2450 South Shore Boulevard
Suite 400
League City, Texas 77573
Telephone No: (800) 231-4639

By and in exchange for shares of:

EQUITY INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
THE UNITED STATES TREASURY TRUST

each a series of
CALIFORNIA INVESTMENT TRUST

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class C Shares and Direct Shares, without par value, of Equity Income Fund, U.S. Government Securities Fund and The United Sates Treasury Trust

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART C
OTHER INFORMATION

Item 15.  Indemnification
Article VII of the Registrant's Declaration of Trust provides that a trustee or officer of the Trust who is or was serving at the request of the Trust as a trustee or officer shall not be liable to the Trust or to any Shareholder in his capacity as a trustee or officer except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee or officer. A trustee also shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, and to the fullest extent that limitations on the liability of trustees and officers are permitted by the Delaware Statutory Trust Act or other applicable law, a trustee or officer shall not be responsible or liable in any event for any act, omission, neglect or wrongdoing of any other agent of the Trust, and/or of any officer, employee, consultant, investment adviser, principal underwriter, administrator, fund accountant or accounting agent, custodian, transfer agent, dividend disbursing agent and/or shareholder servicing agent of the Trust.

Article VII also provides that the Trust shall indemnify, out of Trust property, to the fullest extent permitted under applicable law, any trustee or officer of the Trust who was or is a party or is threatened to be made a party to any legal proceeding by reason of the fact that such person is or was a trustee or officer of the Trust, against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if the person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful. Further, the termination of any proceeding by judgment, order or settlement does not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person's conduct was unlawful. Notwithstanding the foregoing, the Trust is not permitted to indemnify trustees or officers against such person's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as an officer or trustee. The Declaration of Trust also provides that a trustee or officer may receive advancement of expenses in defending any proceeding or action involving such person's conduct as a trustee or officer of the Trust. The Declaration of Trust provides that any indemnification under Article VII shall be made by the Trust if authorized in the specific case on a determination that indemnification of the Trustee or officer is proper in the circumstances by a majority vote of independent trustees or by independent legal counsel in a written opinion.

Additionally, with respect to indemnification against liability incurred by Registrant's underwriter, reference is made to Section 13 of the Underwriting Agreement dated January 1, 2007 between Registrant and RFS Partners. With respect to indemnification against liability incurred by Registrant's investment adviser, reference is made to Section 11 of the Investment Advisory Agreement dated January 1, 2007 between the Registrant and CCM Partners.

Item 16.  Exhibits

1	(1)	Agreement and Declaration of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(2)	Certificate of Trust dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

2	By-Laws dated August 8, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

3	Not Applicable

4	(1)	Form of Plan of Reorganization for SM&R Growth Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(2)	Form of Plan of Reorganization for SM&R Equity Income Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(3)	Form of Plan of Reorganization for SM&R Balanced Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(4)	Form of Plan of Reorganization for SM&R Government Bond Fund is incorporated by reference to the N-14 filed on March 26, 2010.
	(5)	Form of Plan of Reorganization for SM&R Money Market Fund is incorporated by reference to the N-14 filed on March 26, 2010.

5	Not Applicable
6	Investment Advisory Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

7	Underwriting Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

8	Not applicable.

9	Form of Custodian Agreement dated January 3, 2005 is incorporated by reference to Post-Effective Amendment No. 35.

	(1)	First Amendment to Custodian Agreement dated February 27, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

	(2)	Second Amendment to Custodian Agreement dated October 31, 2006 is incorporated by reference to Post-Effective Amendment No. 35.

10
	(1)	Rule 12b-1 Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

	(2)	Rule 18f-3 Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

11	Legal Opinion and Consent of Counsel as to legality of shares is incorporated by reference to Pre-Effective Amendment 2 to N-14 filed April 28, 2010.

12	(1)	Form of Opinion regarding tax consequences of SM&R Growth Fund is incorporated by reference to Pre-Effective Amendment 1 to N-14 filed on April 24, 2010.
	(2)	Form of Opinion regarding tax consequences of SM&R Equity Income Fund is incorporated by reference to Pre-Effective Amendment 1 to N-14 filed on April 24, 2010.
	(3)	Form of Opinion regarding tax consequences of SM&R Balanced Fund is incorporated by reference to Pre-Effective Amendment 1 to N-14 filed on April 24, 2010.
	(4)	Form of Opinion regarding tax consequences of SM&R Government Bond Fund is incorporated by reference to Pre-Effective Amendment 1 to N-14 filed on April 24, 2010.
	(5)	Form of Opinion regarding tax consequences of SM&R Money Market Fund is incorporated by reference to Pre-Effective Amendment 1 to N-14 filed on April 24, 2010.

13	Other Material Contracts

	(1)	Administration Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

	(2)	Amended and Restated Operating Expense Agreement dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 35.

	(3)	Fund Accounting and Services Agreement is incorporated by reference to Post- Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.
(i) First Amendment to Fund Accounting and Services Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(4)	Transfer Agency and Service Agreement dated December 3, 2004 is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement as filed on January 4, 2005.

(i) First Amendment to Transfer Agency and Service Agreement dated September 1, 2006 is incorporated by reference to Post-Effective Amendment No. 34.

	(5)	Shareholder Servicing Plan dated January 1, 2007 is incorporated by reference to Post-Effective Amendment No. 34.

	(6)	Agreement Regarding Reorganization Agreement Expenses is filed herewith.

	(7)	Expense Limit Agreement for SM&R Funds is filed herewith.

	(8)	Expense Limit Agreement for California Investment Trust is filed herewith.

14.1	Independent Auditor's Consent for SM&R Funds - is filed herewith.

14.2	Independent Auditor's Consent for Caltrust Funds - is filed herewith.

15	Not applicable.

16
	(1)	Conformed copy of Certification of Resolutions adopted by the Board of Trustees is incorporated by reference to the N-14 filed on March 26, 2010.

	(2)	Power of Attorney dated March 5, 2010 is incorporated by reference to the N-14 filed on March 26, 2010.

17
	(1)	Form of Proxy

	(2)	Form of Ballot for SM&R Growth Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(3)	Form of Ballot for SM&R Equity Income Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(4)	Form of Ballot for SM&R Balanced Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(5)	Form of Ballot for SM&R Government Bond Fund is incorporated by reference to the N-14 filed on March 26, 2010.

	(6)	Form of Ballot for SM&R Money Market Fund is incorporated by reference to the N-14 filed on March 26, 2010.

Item 17.  Undertakings.

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, California Investment Trust, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, the State of California, on April 29, 2010.

CALIFORNIA INVESTMENT TRUST
 (Registrant)

By /s/ Stephen C. Rogers
Stephen C. Rogers, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

/s/ Stephen C. Rogers		Principal Executive Officer,	April 29, 2010
Stephen C. Rogers		Secretary and Trustee

/s/ James W. Miller, Jr.*		Trustee	April 29, 2010
James W. Miller, Jr.

/s/ Kevin T. Kogler*		Trustee	April 29, 2010
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	April 29, 2010
Stephen H. Sutro

* By:	/s/ Stephen C. Rogers